Other Income	6 Months Ended
Jun. 30, 2017
OTHER INCOME [Abstract]
Other Income
NOTE 16 - OTHER INCOME
On November 15, 2012 (as amended in March 2014), Navios Holdings and Navios Partners entered into an agreement (the “Navios Holdings Guarantee”) by which Navios Holdings will provide supplemental credit default insurance with a maximum cash payment of $20,000. During each of the three and six month periods ended June 30, 2017, the Company submitted claims for charterers' default under this agreement to Navios Holdings for a total amount in each period of $2,276 and $4,527, respectively, net of applicable deductions, of which $2,396 and $4,765 was recorded as “Other income”.  During each of the three and six month period ended June 30, 2016, the Company submitted claims for charterers' default under this agreement to Navios Holdings for a total amount of $2,276 and $4,552, net of applicable deductions, of which $2,396 and $4,791, respectively, was recorded as “Other income”.